PROSPECTUS SUPPLEMENT                                  47126
10/98
dated October 5, 1998 to:
_________________________________________________________________
_____________
PUTNAM GLOBAL EQUITY FUND (the "fund")
Prospectuses dated May 6, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                        Business experience
                         Year           (at least 5 years)
                         -------        -------------------------

Roland Gillis       1998             Employed as an investment
Managing Director                            professional by
                         Putnam

               Management since 1995.
                                        Prior to March, 1995, Mr.
                                        Gillis was a Senior Vice
                                        President at

               Keystone  Custodian
                                        Funds, Inc.

Robert Swift             1998           Employed as an investment
Managing Director                            professional by
                         Putnam

               Management since 1995.
                                        Prior to August, 1995,
                                        Mr. Swift was Director
                                        and Senior Portfolio
                                        Manager   at IAI

International/Hill Samuel

Investment Advisors.

Manuel Weiss                       1998           Employed as an
                         investment
Senior Vice President                   professional by Putnam

Management since 1987.

Stephen Oler                  1998           Employed as an
                    investment
Senior Vice President                        professional by
                              Putnam

          Management since June,
                                        1997. Prior to June,
                                        1997, Mr. Oler

was a Vice President at

          Templeton Investments,
                                        and prior to March 1996,
                                        was a Senior Vice
                                        President at

          Baring Asset Management
                                        Co.

Jack P. Chang            1998           Employed as an investment
Vice President                               professional by
                    Putnam
                                                       Management
                    since 1997.
                                                       Prior to
                                        July, 1997, Mr. Chang was
                                        a Vice President and
                                                       Portfolio
                                        Manager at Columbia
                                        Management.

Olivier Rudigoz               1998      Employed as an investment
Vice President                          professional by Putnam
                                        Management since 1998.
                                        Prior to July, 1998, Mr.
                                        Rudigoz was a Portfolio
                                        Manager at Paribas Asset
                                        Management.


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